Employee benefits - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits [Line Items]
Actuarial assumption of discount rates	5.32%	5.12%	5.67%
Actuarial assumption of inflation rate	3.00%	3.41%	3.20%
Voluntary retirement rate:
Salary increase	4.01%	3.00%	3.00%
Men
Voluntary retirement rate:
Actuarial assumption voluntary retirement rate	3.82%	6.49%	6.49%
Retirement age:
Actuarial assumption of retirement age (in years)	65 years	65 years	65 years
Women
Voluntary retirement rate:
Actuarial assumption voluntary retirement rate	3.82%	6.49%	6.49%
Retirement age:
Actuarial assumption of retirement age (in years)	60 years	60 years	60 years